Cover Page - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-37946
Entity Registrant Name	ALGONQUIN POWER & UTILITIES CORP.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	354 Davis Road
Entity Address, City or Town	Oakville
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L6J 2X1
Entity Address, Country	CA
City Area Code	905
Local Phone Number	465-4500
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	683,614,803	671,960,276	597,142,219
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001174169
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
6.875% Fixed-to-Floating Subordinated Notes - Series 2018-A due October 17, 2078
Entity Information [Line Items]
Title of 12(b) Security	6.875% Fixed-to-Floating Subordinated Notes - Series 2018-A due October 17, 2078
Trading Symbol	AQNA
Security Exchange Name	NYSE
6.20% Fixed-to-Floating Subordinated Notes - Series 2019-A due July 1, 2079
Entity Information [Line Items]
Title of 12(b) Security	6.20% Fixed-to-Floating Subordinated Notes - Series 2019-A due July 1, 2079
Trading Symbol	AQNB
Security Exchange Name	NYSE
Common shares
Entity Information [Line Items]
Title of 12(b) Security	Common shares, no par value
Trading Symbol	AQN
Security Exchange Name	NYSE
Corporate Units
Entity Information [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	AQNU
Security Exchange Name	NYSE
Rights to Purchase One Common Share of the Company
Entity Information [Line Items]
Title of 12(b) Security	Rights to Purchase One Common Share of the Company
Trading Symbol	N/A
Security Exchange Name	NYSE
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	111 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System